OTHER FINANCIAL LIABILITIES (Details 4) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 04, 2018	Dec. 31, 2017
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current liabilities		$ 25,921	$ 12,200
Non-current liabilities		340	2,617
Total hedge derivatives		26,261	14,817
Total derived from non-coverage		$ 7,712
Interest Rate Swap [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current liabilities	$ 2,321		1,189
Non-current liabilities	340
Total hedge derivatives	2,661		1,189
Interest Rate Derivative Contracts [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current liabilities	335		8,919
Non-current liabilities			2,617
Total hedge derivatives	335		11,536
Fair Value Fuel Derivatives [Membe]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current liabilities	15,678
Non-current liabilities
Total hedge derivatives	15,678
Foreign Forward Instrument [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current liabilities	7,587		2,092
Non-current liabilities
Total hedge derivatives	7,587		$ 2,092
Derivative Foreign Currency Not Registered Coverage [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current liabilities	7,712
Non-current liabilities
Total hedge derivatives	7,712
Total derived from non-coverage	$ 7,712